OTHER INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
OTHER INVESTMENTS
OTHER INVESTMENTS

NOTE 7 - OTHER INVESTMENTS

	As of
	March 31,	December 31,	December 31,
	2022	2022	2021
As of beginning of the year	$1,150,898	$749,027	$281,668
Addition during the year	13,646	511,706	515,840
Disposal during the year	-	-	(6,392)
Written off during the year	-	(1,776)	-
Fair value gain	37,399	(70,628)	(29,850)
Foreign exchange translation	(7,268)	(37,431)	(12,239)
As of end of the year	$1,194,675	$1,150,898	$749,027

The other investments consist of the following shares:

	As of
	March 31,	December 31,	December 31,
	2023	2022	2021
Investment in quoted shares:
Malaysia	689,531	659,970	590,788
Singapore	94,757	101,426	97,780
Hong Kong	410,387	389,502	58,584
	$1,194,675	$1,150,898	$747,152
Investment in unquoted shares:
Malaysia	-	-	1,875
	$1,194,675	$1,150,898	$749,027

NOTE 7 – OTHER INVESTMENTS

	As of	As of
	December 31, 2022	December 31, 2021
As of beginning of the year	$749,027	$281,668
Acquisition of business under common control	-	-
Addition during the year	511,706	515,840
Disposal during the year	-	(6,392)
Written off during the year	(1,776)	-
Fair value gain	(70,628)	(29,850)
Foreign exchange translation	(37,431)	(12,239)
As of end of the year	$1,150,898	$749,027

The other investments consist of the following shares:

	As of
	December 31,	December 31,
	2022	2021
Investment in quoted shares:
Malaysia	659,970	590,788
Singapore	101,426	97,780
Hong Kong	389,502	58,584
	$1,150,898	$747,152
Investment in unquoted shares:
Malaysia	-	1,875
	$1,150,898	$749,027